LAW OFFICES
JOHNSON, JONES, DORNBLASER, COFFMAN & SHORB
A PROFESSIONAL CORPORATION

W. THOMAS COFFMAN	2200 BANK OF AMERICA CENTER	TELEPHONE
KENNETH E. DORNBLASER		(918) 584-6644
JOHN B. JOHNSON, JR.	15 W. SIXTH STREET
C. ROBERT JONES		FAX
RANDY R. SHORB	TULSA, OKLAHOMA 74119	(918) 584-6645
E. ANDREW JOHNSON
E MAIL
JESSE N. BOMER		kdornblaser@jjdcs.com

RICHARD D. JONES, Of Counsel
PAUL KINGSOLVER, Of Counsel
DIANA CLARK, Of Counsel

August 22, 2005

United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

               Re:        Form S-3 – Arena Resources, Inc.

Ladies and Gentlemen:

               Submitted herewith for filing is the Registration Statement on Form S-3 for Arena Resources, Inc. (the “Company”), pursuant to which the Company registers 1,170,532 shares of common stock at a proposed maximum offering price of $14.43 per share.

               The Company has deposited by wire transfer, the amount of $1,988.04 in the SEC’s account at Mellon Bank, Pittsburgh, for payment of the required filing fee associated with this filing.

               In addition to providing any comments to the Company, we would appreciate copies of all comments or other inquiries with respect to this offering being made available to the undersigned at the address noted above, as counsel to the Company.

Very truly yours,

/s/ Kenneth E. Dornblaser

Kenneth E. Dornblaser
For the Firm

C:
Arena Resources, Inc.